PROPERTY AND EQUIPMENT (Details) - USD ($)	Jul. 31, 2021	Apr. 30, 2021
Property, Plant and Equipment [Abstract]
Furniture and Fixtures	$ 1,180,675	$ 1,180,675
Less: Accumulated Depreciation	(60,080)	(45,060)
Net Property and Equipment	$ 1,120,595	$ 1,135,615